Expense Example	Oct. 31, 2025 USD ($)
WBI BullBear Value 3000 ETF | WBI BullBear Value 3000 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 168
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	2,034
WBI BullBear Yield 3000 ETF | WBI BullBear Yield 3000 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	878
Expense Example, with Redemption, 10 Years	1,919
WBI BullBear Quality 3000 ETF | WBI BullBear Quality 3000 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,886
WBI Power Factor® High Dividend ETF | WBI Power Factor® High Dividend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,265
WBI BullBear Trend Switch US 1000 ETF | WBI BullBear Trend Switch US 1000 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
WBI BullBear Trend Switch US 2000 ETF | WBI BullBear Trend Switch US 2000 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
WBI BullBear Trend Switch US 1000 Total Return ETF | WBI BullBear Trend Switch US 1000 Total Return ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
WBI BullBear Trend Switch US 2000 Total Return ETF | WBI BullBear Trend Switch US 2000 Total Return ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	$ 218